Related party transactions (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
IfrsStatementLineItems [Line Items]
Total		$ (1,075)	$ (402)	$ (3,416)	$ (1,317)
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Key Management	[1]	(463)	(402)	(1,291)	(1,317)
Share based payments		$ (612)		$ (2,125)

[1]	Remuneration includes salaries and benefits for certain key management personnel and director fees. The board of directors do not have employment or service contracts with the Company. Directors are entitled to director fees and share based payments for their services and officers are entitled to cash remuneration and share based payments for their services.